Stockholders' Equity - Schedule of Outstanding Warrants Convertible into Common Stock (Details)	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Number of Shares	255,941
Common Class A [Member] | Warrants Exercise Price 13.12 [Member]
Class of Stock [Line Items]
Number of Shares	5,941
Exercise price | $ / shares	$ 13.12
Expiration Date	Jul. 31, 2025
Common Class A [Member] | Warrants Exercise Price 0.001 [Member]
Class of Stock [Line Items]
Number of Shares	250,000
Exercise price | $ / shares	$ 0.001
Expiration Date	Feb. 08, 2026